INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory, Net [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2020	2019

Raw materials	1,821	1,860
Work-in-progress	1,348	1,607
Finished goods	535	268

	3,704	3,735

During the years ended December 31, 2020, 2019 and 2018, the Company recorded inventory write-offs in the amounts of $588, $788 and $828, respectively. Such write-offs were included in cost of revenues.